OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENT INFORMATION
14.	OPERATING SEGMENT INFORMATION

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments in financial statements. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.

The Company determined it has two operating segments: Product Sales and Service Revenue.

The Product Sales segment primarily consists of the sale of components for digital media (such as network protection devices and data storage), telecommunication system equipment and industrial applications end-markets. The Service Revenue segment primarily include the provision of technology and engineering services, business process outsourcing, network system integration and related training and maintenance services. Segment revenue from external customers does not include intra-segment revenue. Unallocated expenses include items such as corporate staff costs and overheads. Unallocated assets mainly include cash for corporate use.

Substantially all of the Group’s operations are in the PRC. Consequentially, no geographic information is presented.

The following is the segment information for the year ended December 31, 2011:

	Product Sales RMB	Service Revenue RMB	Unallocated RMB	Total RMB
Net revenue
Segment revenue from external customers	3,554,401	—	—	3,554,401
Inter-segment revenue	—	11,861	—	11,861
	3,554,401	11,861	—	3,566,262

Income / (Loss) from operations	(10,731)	(38,939)	(82,772)	(132,442)
Interest expense	(20,152)	—	—	(20,152)
Interest income	14,802	126	—	14,928
	(16,081)	(38,813)	(82,772)	(137,666)
Earnings / (loss) before income taxes and extraordinary item

Income tax expense	10,492	1,061	—	11,553
Significant non-cash items:
– Depreciation and amortization	34,248	562	—	34,810
– Provision for inventory write-down	63	—	—	63
– Provision for doubtful accounts	2,325	—	—	2,325
– Share-based compensation cost	—	—	66,723	66,723
– Impairment loss of goodwill (Note 8)	189,296	47,649	—	236,945

Segment assets	2,544,840	12,739	2,409	2,559,988

Total expenditures for additions to long-lived assets
– Property and equipment	9,932	103	—	10,035
– Intangible assets (Note 7)	98,527	—	—	98,527
– Goodwill (Note 7)	61,509	—	—	61,509

The following is the segment information for the year ended December 31, 2010:

	Product Sales RMB	Service Revenue RMB	Unallocated RMB	Total RMB
Net revenue
Segment revenue from external customers	2,554,991	34,527	—	2,589,518
Inter-segment revenue	—	18,780	—	18,780

	2,554,991	53,307	—	2,608,298

Income from operations	196,986	6,437	(83,805)	119,618
Interest expense	(9,407)	—	—	(9,407)
Interest income	14,597	66	30	14,693

Earnings before income taxes and extraordinary item	202,176	6,503	(83,775)	124,904

Income tax expense	9,770	2,079	—	11,849
Significant non-cash items:
– Depreciation and amortization	27,275	672	—	27,947
– Provision for inventory write-down	9,600	—	—	9,600
– Provision for doubtful accounts	2	—	—	2
– Share-based compensation cost	31,680	—	69,250	100,930
– Impairment loss of goodwill and intangible assets (Note 7(d) and 8)	21,422	—	—	21,422
– Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (Note 7(d))	(43,676)	—	—	(43,676)

Segment assets	2,298,459	21,995	1,563	2,322,017

Total expenditures for additions to long-lived assets
– Property and equipment	6,356	539	—	6,895

The following is the segment information for the year ended December 31, 2009:

	Product Sales RMB	Service Revenue RMB	Unallocated RMB	Total RMB
Net revenue
Segment revenue from external customers	2,066,815	29,401	—	2,096,216
Inter-segment revenue	513	5,978	—	6,491

	2,067,328	35,379	—	2,102,707

Income from operations	145,881	531	(73,300)	73,112
Interest expense	(1,963)	—	—	(1,963)
Interest income	14,482	8	—	14,490

Earnings before income taxes and extraordinary item	158,400	539	(73,300)	85,639

– Income tax expense	6,846	2,361	—	9,207

Significant non-cash items:
– Depreciation and amortization	31,347	3,000	—	34,347
– Provision for inventory write-down	3,588	2,777	—	6,365
– Provision for doubtful accounts	35,992	—	—	35,992
– Share-based compensation cost	—	—	59,045	59,045
– Extraordinary item (Note 7(d))	6,737	—	—	6,737

Segment assets	1,851,356	66,444	3,727	1,921,527

Total expenditures for additions to long-lived assets
– Property and equipment	2,094	335	—	2,429
– Intangible assets (Note 7)	50,526	—	—	50,526
– Goodwill (Note 7)	80,226	—	—	80,226

Revenues from external customers by product category are summarized as follows:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Net revenue
Product Sales
Digital media	238,816	1,503,082	1,474,238	1,267,124
Telecommunications equipment	209,436	1,318,176	630,149	523,940
Industrial Business	116,485	733,143	450,604	275,751

	564,737	3,554,401	2,554,991	2,066,815
Service Revenue	—	—	34,527	29,401

Total net revenue	564,737	3,554,401	2,589,518	2,096,216